Derivatives and Hedging (Aggregate Contract Amounts of Derivative Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 412,150	¥ 329,224
Designated as Hedging Instrument | Foreign currency forward contracts
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	8,193	13,701
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 403,957	¥ 315,523